Taxation (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 16,804	$ 15,235	$ 9,830
Change of valuation allowance	133	1,569	5,405
Balance at end of the year	$ 16,937	$ 16,804	$ 15,235